Vanguard® 500 Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (8.8%)
*	Alphabet Inc. Class A	142,591,027	18,659,462
*	Meta Platforms Inc. Class A	53,417,982	16,036,612
*	Alphabet Inc. Class C	121,301,299	15,993,576
	Comcast Corp. Class A	98,924,339	4,386,305
*	Netflix Inc.	10,549,993	3,983,677
*	Walt Disney Co.	43,975,345	3,564,202
	Verizon Communications Inc.	101,034,948	3,274,543
	AT&T Inc.	171,811,366	2,580,607
*	T-Mobile US Inc.	12,441,786	1,742,472
	Activision Blizzard Inc.	17,193,109	1,609,791
*	Charter Communications Inc. Class A	2,445,886	1,075,750
	Electronic Arts Inc.	5,924,341	713,291
*	Warner Bros Discovery Inc.	53,306,501	578,909
*	Take-Two Interactive Software Inc.	3,795,812	532,894
	Omnicom Group Inc.	4,748,396	353,660
*	Live Nation Entertainment Inc.	3,407,491	282,958
	Interpublic Group of Cos. Inc.	9,251,871	265,159
*	Match Group Inc.	6,683,348	261,820
	News Corp. Class A	12,024,898	241,219
	Fox Corp. Class A	6,035,925	188,321
[1]	Paramount Global Class B	11,589,557	149,505
	Fox Corp. Class B	3,237,151	93,489
	News Corp. Class B	1,428	30
			76,568,252
Consumer Discretionary (10.6%)
*	Amazon.com Inc.	218,221,511	27,740,318
*	Tesla Inc.	66,368,073	16,606,619
	Home Depot Inc.	24,163,601	7,301,274
	McDonald's Corp.	17,515,891	4,614,386
	Lowe's Cos. Inc.	14,082,456	2,926,898
	NIKE Inc. Class B	29,441,664	2,815,212
*	Booking Holdings Inc.	857,796	2,645,400
	Starbucks Corp.	27,527,115	2,512,400
	TJX Cos. Inc.	27,619,181	2,454,793
*	Airbnb Inc. Class A	10,262,235	1,408,081
*	O'Reilly Automotive Inc.	1,451,661	1,319,357
*	Chipotle Mexican Grill Inc.	663,048	1,214,591
	Marriott International Inc. Class A	6,020,551	1,183,399
	Ford Motor Co.	94,482,963	1,173,478
*	AutoZone Inc.	436,384	1,108,411
	General Motors Co.	33,066,617	1,090,206
	Hilton Worldwide Holdings Inc.	6,284,851	943,859

		Shares	Market Value ($000)
	Ross Stores Inc.	8,186,846	924,704
	Yum! Brands Inc.	6,734,156	841,365
	DR Horton Inc.	7,316,951	786,353
	Lennar Corp. Class A	6,007,635	674,237
*	Aptiv plc	6,797,649	670,180
	eBay Inc.	12,789,164	563,874
	Tractor Supply Co.	2,615,024	530,981
*	Royal Caribbean Cruises Ltd.	5,664,689	521,944
	Genuine Parts Co.	3,375,151	487,304
*	Ulta Beauty Inc.	1,196,884	478,095
*	NVR Inc.	78,478	467,988
	Darden Restaurants Inc.	2,904,885	416,038
	PulteGroup Inc.	5,273,742	390,521
	Garmin Ltd.	3,680,925	387,233
	Las Vegas Sands Corp.	7,899,839	362,129
*	Expedia Group Inc.	3,312,702	341,440
	Pool Corp.	938,623	334,244
*	Carnival Corp.	24,209,007	332,148
	Best Buy Co. Inc.	4,667,440	324,247
	Domino's Pizza Inc.	843,352	319,453
	LKQ Corp.	6,430,813	318,390
*	CarMax Inc.	3,802,415	268,945
	MGM Resorts International	6,745,154	247,952
*	Caesars Entertainment Inc.	5,174,307	239,829
	BorgWarner Inc. (XNYS)	5,649,524	228,071
	Wynn Resorts Ltd.	2,327,401	215,075
	Hasbro Inc.	3,133,940	207,279
*	Etsy Inc.	2,956,462	190,928
	Bath & Body Works Inc.	5,501,529	185,952
	Whirlpool Corp.	1,316,269	175,985
*	Norwegian Cruise Line Holdings Ltd.	10,224,002	168,492
	Tapestry Inc.	5,570,969	160,165
	VF Corp.	7,944,461	140,379
	Ralph Lauren Corp.	970,692	112,688
*	Mohawk Industries Inc.	1,270,360	109,010
	Lennar Corp. Class B	74,560	7,622
			92,189,922
Consumer Staples (6.6%)
	Procter & Gamble Co.	56,655,793	8,263,814
	Costco Wholesale Corp.	10,650,943	6,017,357
	PepsiCo Inc.	33,085,595	5,606,023
	Walmart Inc.	34,303,289	5,486,125
	Coca-Cola Co.	93,541,589	5,236,458
	Philip Morris International Inc.	37,312,322	3,454,375
	Mondelez International Inc. Class A	32,694,420	2,268,993
	Altria Group Inc.	42,659,649	1,793,838
	Colgate-Palmolive Co.	19,867,599	1,412,785
	Target Corp.	11,092,749	1,226,525
	Kimberly-Clark Corp.	8,127,500	982,208
	Constellation Brands Inc. Class A	3,876,673	974,324
	Archer-Daniels-Midland Co.	12,883,749	971,692
*	Monster Beverage Corp.	17,873,431	946,398
	General Mills Inc.	14,071,005	900,404
	Kenvue Inc.	41,417,960	831,673
	Estee Lauder Cos. Inc. Class A	5,572,558	805,513
	Sysco Corp.	12,139,278	801,799
	Keurig Dr Pepper Inc.	24,183,672	763,479
	Hershey Co.	3,601,591	720,606

		Shares	Market Value ($000)
	Kroger Co.	14,869,784	665,423
	Kraft Heinz Co.	19,187,402	645,464
	Dollar General Corp.	5,271,467	557,721
	Church & Dwight Co. Inc.	5,913,270	541,833
*	Dollar Tree Inc.	5,031,774	535,632
	McCormick & Co. Inc.	6,034,693	456,464
	Bunge Ltd.	3,620,375	391,906
	Clorox Co.	2,975,899	390,021
	Walgreens Boots Alliance Inc.	17,219,949	382,972
	Kellogg Co.	6,335,476	377,024
	Tyson Foods Inc. Class A	6,862,788	346,502
	Lamb Weston Holdings Inc.	3,503,993	323,979
	Conagra Brands Inc.	11,484,984	314,918
	J M Smucker Co.	2,453,897	301,609
	Molson Coors Beverage Co. Class B	4,460,678	283,655
	Hormel Foods Corp.	6,958,026	264,614
	Brown-Forman Corp. Class B	4,397,313	253,681
	Campbell Soup Co.	4,728,352	194,241
			56,692,048
Energy (4.7%)
	Exxon Mobil Corp.	96,210,762	11,312,461
	Chevron Corp.	42,643,135	7,190,486
	ConocoPhillips	28,782,449	3,448,137
	Schlumberger NV	34,154,889	1,991,230
	EOG Resources Inc.	13,993,315	1,773,793
	Marathon Petroleum Corp.	9,611,713	1,454,637
	Phillips 66	10,704,979	1,286,203
	Pioneer Natural Resources Co.	5,603,084	1,286,188
	Valero Energy Corp.	8,486,552	1,202,629
	Occidental Petroleum Corp.	15,951,754	1,034,950
	Hess Corp.	6,641,491	1,016,148
	Williams Cos. Inc.	29,233,741	984,885
	ONEOK Inc.	13,995,922	887,761
	Halliburton Co.	21,594,507	874,578
	Baker Hughes Co.	24,264,677	857,028
	Kinder Morgan Inc.	46,615,157	772,879
	Devon Energy Corp.	15,398,215	734,495
	Diamondback Energy Inc.	4,297,439	665,587
	Coterra Energy Inc.	18,204,034	492,419
	Targa Resources Corp.	5,376,444	460,869
	Marathon Oil Corp.	14,556,493	389,386
	EQT Corp.	8,691,809	352,714
	APA Corp.	7,384,541	303,505
			40,772,968
Financials (12.7%)
*	Berkshire Hathaway Inc. Class B	43,830,986	15,353,994
	JPMorgan Chase & Co.	69,846,359	10,129,119
	Visa Inc. Class A	38,367,322	8,824,868
	Mastercard Inc. Class A	19,996,706	7,916,896
	Bank of America Corp.	166,148,005	4,549,132
	Wells Fargo & Co.	87,949,386	3,593,612
	S&P Global Inc.	7,820,138	2,857,557
	Morgan Stanley	30,660,695	2,504,059
	Goldman Sachs Group Inc.	7,271,783	2,352,931
	Marsh & McLennan Cos. Inc.	11,870,988	2,259,049
	BlackRock Inc.	3,372,551	2,180,321
	American Express Co.	13,981,936	2,085,965

		Shares	Market Value ($000)
	Chubb Ltd.	9,873,361	2,055,436
	Charles Schwab Corp.	35,736,688	1,961,944
	Progressive Corp.	14,067,170	1,959,557
	Citigroup Inc.	45,679,765	1,878,809
	Blackstone Inc.	17,083,423	1,830,318
	CME Group Inc.	8,645,664	1,731,035
*	Fiserv Inc.	14,650,404	1,654,910
	Aon plc Class A (XNYS)	4,875,496	1,580,733
*	PayPal Holdings Inc.	26,388,376	1,542,664
	Intercontinental Exchange Inc.	13,754,952	1,513,320
	US Bancorp	37,425,292	1,237,280
	Moody's Corp.	3,792,657	1,199,124
	Arthur J Gallagher & Co.	5,179,192	1,180,493
	PNC Financial Services Group Inc.	9,571,444	1,175,086
	American International Group Inc.	17,108,545	1,036,778
	Aflac Inc.	12,991,444	997,093
	MSCI Inc.	1,900,731	975,227
	MetLife Inc.	15,181,097	955,043
	Truist Financial Corp.	32,012,170	915,868
	Travelers Cos. Inc.	5,502,123	898,552
	Capital One Financial Corp.	9,167,228	889,680
	Prudential Financial Inc.	8,724,038	827,824
	Ameriprise Financial Inc.	2,466,291	813,087
	Fidelity National Information Services Inc.	13,378,832	739,448
	Bank of New York Mellon Corp.	16,838,531	718,163
*	Arch Capital Group Ltd.	8,962,994	714,440
	Allstate Corp.	6,286,499	700,379
	T Rowe Price Group Inc.	5,390,445	565,296
	Global Payments Inc.	4,893,328	564,641
	Willis Towers Watson plc	2,519,170	526,406
	Hartford Financial Services Group Inc.	7,349,455	521,150
	Discover Financial Services	6,006,940	520,381
	State Street Corp.	7,657,297	512,733
	M&T Bank Corp.	3,987,112	504,170
*	FleetCor Technologies Inc.	1,777,473	453,860
	Raymond James Financial Inc.	4,517,257	453,668
	Fifth Third Bancorp	16,365,464	414,537
	FactSet Research Systems Inc.	916,689	400,831
	Cboe Global Markets Inc.	2,535,825	396,121
	Nasdaq Inc.	8,147,404	395,882
	Brown & Brown Inc.	5,657,284	395,105
	Regions Financial Corp.	22,555,091	387,948
	Everest Group Ltd.	1,043,080	387,682
	Cincinnati Financial Corp.	3,769,770	385,610
	Principal Financial Group Inc.	5,344,390	385,170
	Huntington Bancshares Inc.	34,778,308	361,694
	Northern Trust Corp.	4,975,108	345,671
	W R Berkley Corp.	4,889,611	310,441
	Synchrony Financial	10,050,105	307,232
	Citizens Financial Group Inc.	11,351,917	304,231
	Loews Corp.	4,444,009	281,350
	Jack Henry & Associates Inc.	1,751,438	264,712
	KeyCorp.	22,495,908	242,056
	Globe Life Inc.	2,089,857	227,230
	MarketAxess Holdings Inc.	905,564	193,465
	Assurant Inc.	1,274,379	182,975
	Franklin Resources Inc.	6,835,766	168,023
	Invesco Ltd.	10,531,792	152,922

		Shares	Market Value ($000)
	Comerica Inc.	3,162,882	131,418
	Zions Bancorp NA	3,556,163	124,075
			110,058,480
Health Care (13.3%)
	UnitedHealth Group Inc.	22,262,905	11,224,734
	Eli Lilly & Co.	19,165,190	10,294,198
	Johnson & Johnson	57,874,177	9,013,903
	AbbVie Inc.	42,422,285	6,323,466
	Merck & Co. Inc.	60,988,242	6,278,740
	Thermo Fisher Scientific Inc.	9,276,482	4,695,477
	Pfizer Inc.	135,702,485	4,501,251
	Abbott Laboratories	41,710,293	4,039,642
	Danaher Corp.	15,794,696	3,918,664
	Amgen Inc.	12,857,055	3,455,462
	Bristol-Myers Squibb Co.	50,206,334	2,913,976
	Medtronic plc	31,991,393	2,506,846
*	Intuitive Surgical Inc.	8,444,127	2,468,134
	Elevance Health Inc.	5,663,325	2,465,925
	Gilead Sciences Inc.	29,945,014	2,244,079
	Stryker Corp.	8,123,114	2,219,803
*	Vertex Pharmaceuticals Inc.	6,202,774	2,156,953
	CVS Health Corp.	30,867,928	2,155,199
*	Regeneron Pharmaceuticals Inc.	2,565,130	2,110,999
	Cigna Group	7,113,266	2,034,892
	Zoetis Inc.	11,062,568	1,924,666
*	Boston Scientific Corp.	35,190,189	1,858,042
	Becton Dickinson and Co.	6,972,432	1,802,583
	Humana Inc.	2,977,862	1,448,789
	McKesson Corp.	3,242,072	1,409,815
	HCA Healthcare Inc.	4,836,883	1,189,776
*	Edwards Lifesciences Corp.	14,610,007	1,012,181
*	Centene Corp.	13,012,957	896,332
*	Biogen Inc.	3,480,440	894,508
*	IDEXX Laboratories Inc.	1,995,040	872,371
*	DexCom Inc.	9,323,228	869,857
*	IQVIA Holdings Inc.	4,400,806	865,859
*	Moderna Inc.	7,957,859	821,967
	Agilent Technologies Inc.	7,098,727	793,780
	Cencora Inc.	4,006,511	721,052
	West Pharmaceutical Services Inc.	1,775,068	666,023
	GE Healthcare Inc.	9,400,739	639,626
*	Mettler-Toledo International Inc.	525,500	582,291
	Zimmer Biomet Holdings Inc.	5,021,990	563,568
	Cardinal Health Inc.	6,118,774	531,232
*	Illumina Inc.	3,804,419	522,271
*	Align Technology Inc.	1,710,556	522,267
	ResMed Inc.	3,531,246	522,165
	STERIS plc	2,370,907	520,224
*	Molina Healthcare Inc.	1,401,095	459,405
	Baxter International Inc.	12,170,572	459,317
	Laboratory Corp. of America Holdings	2,129,266	428,089
*	Hologic Inc.	5,886,487	408,522
*	Waters Corp.	1,420,467	389,506
	Cooper Cos. Inc.	1,189,779	378,362
	Revvity Inc.	2,983,396	330,262
	Quest Diagnostics Inc.	2,697,373	328,702
	Viatris Inc.	28,826,895	284,233
*	Insulet Corp.	1,678,055	267,633

		Shares	Market Value ($000)
*	Incyte Corp.	4,471,069	258,294
	Bio-Techne Corp.	3,783,360	257,533
*	Charles River Laboratories International Inc.	1,232,256	241,498
*	Henry Schein Inc.	3,138,382	233,025
	Teleflex Inc.	1,129,337	221,813
*	Catalent Inc.	4,332,518	197,260
	Universal Health Services Inc. Class B	1,493,428	187,769
*	Bio-Rad Laboratories Inc. Class A	501,837	179,883
	DENTSPLY SIRONA Inc.	5,088,290	173,816
*	DaVita Inc.	1,294,172	122,338
	Organon & Co.	6,153,969	106,833
*,2	ABIOMED Inc. CVR	180	—
			115,387,681
Industrials (8.3%)
	Caterpillar Inc.	12,261,729	3,347,452
	Union Pacific Corp.	14,649,190	2,983,015
	Honeywell International Inc.	15,959,420	2,948,343
	General Electric Co.	26,160,956	2,892,094
	United Parcel Service Inc. Class B (XNYS)	17,382,366	2,709,389
*	Boeing Co.	13,626,880	2,612,000
	RTX Corp.	34,979,797	2,517,496
	Deere & Co.	6,553,147	2,473,027
	Automatic Data Processing Inc.	9,901,149	2,382,018
	Lockheed Martin Corp.	5,387,502	2,203,273
	Eaton Corp. plc	9,589,085	2,045,160
	Illinois Tool Works Inc.	6,613,119	1,523,067
	Northrop Grumman Corp.	3,419,167	1,505,083
	CSX Corp.	48,216,902	1,482,670
	FedEx Corp.	5,562,800	1,473,697
	Waste Management Inc.	8,861,540	1,350,853
	Emerson Electric Co.	13,734,926	1,326,382
	3M Co.	13,265,962	1,241,959
	General Dynamics Corp.	5,446,412	1,203,494
	Parker-Hannifin Corp.	3,083,333	1,201,020
*	TransDigm Group Inc.	1,326,335	1,118,273
	Trane Technologies plc	5,488,999	1,113,773
	Carrier Global Corp.	20,130,791	1,111,220
	Norfolk Southern Corp.	5,455,748	1,074,400
	PACCAR Inc.	12,564,301	1,068,217
	Cintas Corp.	2,078,338	999,701
*	Copart Inc.	20,883,441	899,867
	Paychex Inc.	7,712,054	889,431
	Old Dominion Freight Line Inc.	2,153,391	881,038
	Johnson Controls International plc	16,349,696	869,967
	Verisk Analytics Inc.	3,485,469	823,407
	AMETEK Inc.	5,544,884	819,312
	Otis Worldwide Corp.	9,895,204	794,684
	L3Harris Technologies Inc.	4,545,462	791,456
	Rockwell Automation Inc.	2,760,346	789,100
	Cummins Inc.	3,404,216	777,727
	Fastenal Co.	13,730,836	750,253
	WW Grainger Inc.	1,069,526	739,941
	United Rentals Inc.	1,641,040	729,557
	Republic Services Inc.	4,944,560	704,649
	Quanta Services Inc.	3,489,533	652,787
	Fortive Corp.	8,460,125	627,403
	Ingersoll Rand Inc. (XYNS)	9,718,968	619,293
	Delta Air Lines Inc.	15,462,854	572,126

		Shares	Market Value ($000)
	Equifax Inc.	2,949,417	540,274
	Xylem Inc.	5,787,868	526,870
	Broadridge Financial Solutions Inc.	2,838,765	508,281
	Dover Corp.	3,361,681	468,988
	Westinghouse Air Brake Technologies Corp.	4,304,957	457,488
	Howmet Aerospace Inc.	9,411,949	435,303
	Jacobs Solutions Inc.	3,026,247	413,083
	Expeditors International of Washington Inc.	3,554,266	407,426
	Southwest Airlines Co.	14,314,668	387,498
	IDEX Corp.	1,816,968	377,966
	Textron Inc.	4,760,270	371,967
	JB Hunt Transport Services Inc.	1,962,084	369,892
*	Axon Enterprise Inc.	1,688,885	336,071
*	United Airlines Holdings Inc.	7,882,277	333,420
	Snap-on Inc.	1,271,778	324,380
	Stanley Black & Decker Inc.	3,682,689	307,799
	Paycom Software Inc.	1,183,956	306,964
	Leidos Holdings Inc.	3,301,130	304,232
	Nordson Corp.	1,301,246	290,399
	Masco Corp.	5,406,017	288,952
	Pentair plc	3,968,287	256,947
*	Ceridian HCM Holding Inc.	3,737,273	253,574
	Rollins Inc.	6,747,896	251,899
	CH Robinson Worldwide Inc.	2,798,349	241,022
	Allegion plc	2,109,782	219,839
*	American Airlines Group Inc.	15,702,915	201,154
	A O Smith Corp.	2,994,390	198,019
	Huntington Ingalls Industries Inc.	958,178	196,024
	Robert Half Inc.	2,573,550	188,590
*	Generac Holdings Inc.	1,494,628	162,855
*	Alaska Air Group Inc.	3,057,801	113,383
			71,679,633
Information Technology (27.4%)
	Apple Inc.	353,209,816	60,473,053
	Microsoft Corp.	178,568,305	56,382,942
	NVIDIA Corp.	59,364,508	25,822,967
	Broadcom Inc.	9,918,809	8,238,364
*	Adobe Inc.	10,955,140	5,586,026
	Cisco Systems Inc.	97,942,457	5,265,386
*	Salesforce Inc.	23,407,839	4,746,642
	Accenture plc Class A	15,161,349	4,656,202
	Oracle Corp.	37,835,446	4,007,530
*	Advanced Micro Devices Inc.	38,829,333	3,992,432
	Intel Corp.	100,650,272	3,578,117
	Texas Instruments Inc.	21,825,594	3,470,488
	Intuit Inc.	6,730,660	3,438,963
	International Business Machines Corp.	21,897,458	3,072,213
	QUALCOMM Inc.	26,820,838	2,978,722
	Applied Materials Inc.	20,181,415	2,794,117
*	ServiceNow Inc.	4,902,717	2,740,423
	Analog Devices Inc.	12,050,355	2,109,897
	Lam Research Corp.	3,203,546	2,007,887
	Micron Technology Inc.	26,323,257	1,790,771
*	Palo Alto Networks Inc.	7,350,700	1,723,298
*	Synopsys Inc.	3,656,835	1,678,378
*	Cadence Design Systems Inc.	6,531,950	1,530,436
	KLA Corp.	3,285,695	1,507,017
	Roper Technologies Inc.	2,564,617	1,241,993

		Shares	Market Value ($000)
[1]	NXP Semiconductors NV	6,195,778	1,238,660
	Amphenol Corp. Class A	14,334,733	1,203,974
*	Arista Networks Inc.	6,027,165	1,108,576
	Motorola Solutions Inc.	4,015,625	1,093,214
*	Autodesk Inc.	5,136,515	1,062,796
	Microchip Technology Inc.	13,081,861	1,021,039
*	ON Semiconductor Corp.	10,370,902	963,975
	TE Connectivity Ltd.	7,544,902	932,022
*	Fortinet Inc.	15,665,552	919,255
	Cognizant Technology Solutions Corp. Class A	12,137,526	822,196
*	Gartner Inc.	1,894,417	650,941
	CDW Corp.	3,221,559	649,982
*	ANSYS Inc.	2,085,866	620,649
*	Keysight Technologies Inc.	4,286,877	567,197
	Corning Inc.	18,462,854	562,563
	Hewlett Packard Enterprise Co.	31,038,750	539,143
	HP Inc.	20,851,956	535,895
	Monolithic Power Systems Inc.	1,148,372	530,548
*	Fair Isaac Corp.	597,345	518,812
*	Teledyne Technologies Inc.	1,131,340	462,243
*	VeriSign Inc.	2,156,345	436,725
*	First Solar Inc.	2,567,733	414,920
*	PTC Inc.	2,856,565	404,718
*	Enphase Energy Inc.	3,276,958	393,726
*	Tyler Technologies Inc.	1,010,798	390,310
*	Akamai Technologies Inc.	3,653,094	389,201
	NetApp Inc.	5,066,424	384,440
	Skyworks Solutions Inc.	3,830,843	377,683
	Teradyne Inc.	3,701,504	371,853
*	EPAM Systems Inc.	1,392,981	356,171
*	Western Digital Corp.	7,689,229	350,860
*	Trimble Inc.	5,968,375	321,457
	Seagate Technology Holdings plc	4,635,449	305,708
*	Zebra Technologies Corp. Class A	1,233,839	291,840
	Gen Digital Inc. (XNGS)	13,523,768	239,100
*	F5 Inc.	1,425,172	229,652
*	Qorvo Inc.	2,353,232	224,663
	Juniper Networks Inc.	7,723,034	214,623
*	SolarEdge Technologies Inc.	1,357,697	175,835
*	DXC Technology Co.	4,930,567	102,704
			237,214,133
Materials (2.4%)
	Linde plc	11,727,897	4,366,882
	Air Products and Chemicals Inc.	5,340,524	1,513,504
	Sherwin-Williams Co.	5,685,642	1,450,123
	Freeport-McMoRan Inc.	34,454,318	1,284,802
	Ecolab Inc.	6,096,950	1,032,823
	Nucor Corp.	5,977,323	934,554
	Corteva Inc.	17,057,819	872,678
	Dow Inc.	16,896,737	871,196
	DuPont de Nemours Inc.	11,032,486	822,913
	PPG Industries Inc.	5,660,043	734,674
	Newmont Corp.	19,099,646	705,732
	Vulcan Materials Co.	3,193,058	645,062
	Martin Marietta Materials Inc.	1,485,344	609,704
	LyondellBasell Industries NV Class A	6,155,174	582,895
[1]	Albemarle Corp.	2,820,206	479,548
	International Flavors & Fragrances Inc.	6,134,572	418,194

		Shares	Market Value ($000)
	Steel Dynamics Inc.	3,741,875	401,204
	CF Industries Holdings Inc.	4,637,022	397,578
	Ball Corp.	7,571,909	376,930
	Avery Dennison Corp.	1,936,705	353,778
	Packaging Corp. of America	2,160,937	331,812
	Amcor plc	35,364,833	323,942
	Celanese Corp.	2,405,288	301,912
	International Paper Co.	8,315,541	294,952
	Mosaic Co.	7,985,926	284,299
	Westrock Co.	6,159,509	220,510
	Eastman Chemical Co.	2,849,362	218,603
	FMC Corp.	2,997,811	200,763
	Sealed Air Corp.	3,466,912	113,923
			21,145,490
Real Estate (2.4%)
	Prologis Inc.	22,202,945	2,491,392
	American Tower Corp.	11,203,124	1,842,354
	Equinix Inc.	2,248,618	1,633,081
	Welltower Inc.	12,467,101	1,021,305
	Public Storage	3,803,120	1,002,198
	Crown Castle Inc.	10,422,606	959,192
	Digital Realty Trust Inc.	7,275,431	880,473
	Realty Income Corp.	17,035,308	850,743
	Simon Property Group Inc.	7,863,263	849,468
*	CoStar Group Inc.	9,813,597	754,567
	VICI Properties Inc.	21,705,723	631,637
	Extra Space Storage Inc.	5,077,614	617,336
	AvalonBay Communities Inc.	3,413,020	586,152
*	CBRE Group Inc. Class A	7,446,476	549,997
	Weyerhaeuser Co.	17,561,760	538,444
	SBA Communications Corp.	2,604,836	521,410
	Equity Residential	8,289,378	486,669
	Invitation Homes Inc.	13,824,409	438,096
	Iron Mountain Inc.	7,014,060	416,986
	Ventas Inc.	9,670,183	407,405
	Alexandria Real Estate Equities Inc.	3,742,588	374,633
	Mid-America Apartment Communities Inc.	2,804,062	360,743
	Essex Property Trust Inc.	1,542,504	327,150
	Host Hotels & Resorts Inc.	17,102,305	274,834
	Kimco Realty Corp.	14,898,241	262,060
	UDR Inc.	7,285,007	259,856
	Camden Property Trust	2,566,193	242,711
	Healthpeak Properties Inc.	13,147,874	241,395
	Regency Centers Corp.	3,949,098	234,734
	Boston Properties Inc.	3,468,672	206,317
	Federal Realty Investment Trust	1,763,059	159,786
			20,423,124
Utilities (2.4%)
	NextEra Energy Inc.	48,635,736	2,786,341
	Southern Co.	26,208,872	1,696,238
	Duke Energy Corp.	18,522,220	1,634,771
	Sempra	15,123,969	1,028,884
	American Electric Power Co. Inc.	12,381,492	931,336
	Exelon Corp.	23,917,730	903,851
	Dominion Energy Inc.	20,110,239	898,324
	Constellation Energy Corp.	7,728,684	843,045
*	PG&E Corp.	50,275,944	810,951

		Shares	Market Value ($000)
	Xcel Energy Inc.	13,255,336	758,470
	Consolidated Edison Inc.	8,294,805	709,455
	Public Service Enterprise Group Inc.	11,994,768	682,622
	WEC Energy Group Inc.	7,580,635	610,620
	Edison International	9,211,647	583,005
	American Water Works Co. Inc.	4,678,599	579,351
	DTE Energy Co.	4,955,005	491,933
	Eversource Energy	8,389,894	487,872
	Ameren Corp.	6,314,604	472,522
	Entergy Corp.	5,082,064	470,091
	FirstEnergy Corp.	12,400,621	423,853
	PPL Corp.	17,714,234	417,347
	CenterPoint Energy Inc.	15,169,432	407,299
	Atmos Energy Corp.	3,568,138	377,973
	CMS Energy Corp.	7,011,289	372,370
	Alliant Energy Corp.	6,081,534	294,650
	Evergy Inc.	5,520,736	279,901
	NiSource Inc.	9,932,522	245,135
	AES Corp.	16,094,193	244,632
	NRG Energy Inc.	5,506,713	212,119
	Pinnacle West Capital Corp.	2,723,342	200,656
			20,855,617
Total Common Stocks (Cost $562,286,127)			862,987,348
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 5.391% (Cost $4,017,697)	40,190,389	4,018,637
Total Investments (100.1%) (Cost $566,303,824)			867,005,985
Other Assets and Liabilities—Net (-0.1%)			(482,833)
Net Assets (100%)			866,523,152
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,290,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $24,719,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	12,770	2,761,832	(113,833)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of New York Mellon Corp.	8/30/24	BANA	17,060	(5.880)	—	(85)
Bank of New York Mellon Corp.	8/30/24	BANA	17,060	(5.875)	—	(47)
Bank of New York Mellon Corp.	8/30/24	BANA	17,060	(5.875)	—	(44)
Bank of New York Mellon Corp.	8/30/24	BANA	14,928	(5.875)	—	(44)
Bank of New York Mellon Corp.	8/30/24	BANA	14,075	(5.876)	—	(44)
Citigroup Inc.	8/29/25	BANA	24,678	(5.930)	—	(118)
Fidelity National Information Services Inc.	8/30/24	BANA	30,951	(5.873)	—	(48)
Fidelity National Information Services Inc.	8/30/24	BANA	16,581	(5.872)	—	(23)
Global Payments Inc.	8/30/24	BANA	156,353	(5.930)	—	(481)
Goldman Sachs Group Inc.	8/29/25	BANA	210,644	(6.030)	754	—
Invesco Ltd.	8/30/24	BANA	3,630	(5.880)	31	—
Kroger Co.	1/31/24	GSI	46,320	(5.324)	—	(1,652)
Netflix Inc.	8/30/24	BANA	37,760	(5.328)	—	(161)
VICI Properties Inc.	8/30/24	BANA	77,115	(5.980)	706	—
Visa Inc. Class A	8/30/24	BANA	57,503	(5.228)	—	(223)
					1,491	(2,970)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	862,987,348	—	—	862,987,348
Temporary Cash Investments	4,018,637	—	—	4,018,637
Total	867,005,985	—	—	867,005,985
Derivative Financial Instruments
Assets
Swap Contracts	—	1,491	—	1,491
Liabilities
Futures Contracts[1]	113,833	—	—	113,833
Swap Contracts	—	2,970	—	2,970
Total	113,833	2,970	—	116,803
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.